New York Life Insurance Company 44 S. Broadway White Plains, NY 10601 Tel: (212) 576-5728 E-Mail: daniel_bonamassa@newyorklife.com www.newyorklife.com
Daniel A. Bonamassa Associate General Counsel
VIA EDGAR
May 1, 2024
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
New York Life Insurance and Annuity Corporation
NYLIAC Variable Annuity Separate Account-III
File No. 333-219399 and 811-08904
Commissioners:
On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 12 on Form N-4 that was filed by the Registrant on April 12, 2024 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 12, 2024.
If you have any questions regarding the foregoing, please contact the undersigned at phone number (212) 576-5728.
Very truly yours,
/s/ Daniel A. Bonamassa Daniel A. Bonamassa Associate General Counsel